Financial risk management - Disclosure Of Detailed Information About Foreign Exchange Risk Position Of Group (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and due from banks	S/ 12,615,226	S/ 9,818,711
Inter-bank funds	220,060	524,915
Financial investments	26,857,925	26,721,991
Loans, net	49,229,448	46,520,382
Due from customers on acceptances	9,163	40,565
Other accounts receivable and other assets, net	1,731,801	1,404,581
Reinsurance contract assets	18,602	26,287
Insurance and reinsurance contract assets	18,602
Total assets	90,682,225	85,057,432
Liabilities
Deposits and obligations	53,768,028	49,188,234
Inter-bank funds		119,712
Due to banks and correspondents	7,562,057	9,025,930
Bonds, notes and other obligations	6,075,433	5,551,629
Due to customers on acceptances	9,163	40,565
Insurance contract liabilities	12,524,320
Insurance and reinsurance contract liabilities	12,524,320	12,207,536
Other accounts payable, provisions and other liabilities	4,187,954	3,201,591
Total liabilities	84,126,955	79,335,197
Monetary position, net	6,555,270	5,722,235
US Dollar [member]
Assets
Cash and due from banks	8,615,546	6,745,220
Inter-bank funds		55,660
Financial investments	7,456,057	7,090,138
Loans, net	14,372,955	14,131,543
Due from customers on acceptances	9,163	40,565
Other accounts receivable and other assets, net	405,658	242,935
Reinsurance contract assets		166
Insurance and reinsurance contract assets	207
Total assets	30,859,586	28,306,227
Liabilities
Deposits and obligations	19,802,404	18,277,393
Inter-bank funds		63,081
Due to banks and correspondents	2,210,040	2,342,325
Bonds, notes and other obligations	5,227,805	5,049,942
Due to customers on acceptances	9,163	40,565
Insurance contract liabilities	3,940,738
Insurance and reinsurance contract liabilities		3,997,075
Other accounts payable, provisions and other liabilities	1,689,640	1,272,832
Total liabilities	32,879,790	31,043,213
Monetary position, net	58,139	13,533
Soles [member]
Assets
Cash and due from banks	3,676,441	2,710,275
Inter-bank funds	220,060	469,255
Financial investments	19,356,325	19,569,726
Loans, net	34,848,570	32,388,839
Other accounts receivable and other assets, net	1,326,121	1,161,624
Reinsurance contract assets		26,121
Insurance and reinsurance contract assets	18,395
Total assets	59,445,912	56,325,840
Liabilities
Deposits and obligations	33,451,094	30,420,832
Inter-bank funds		56,631
Due to banks and correspondents	5,352,017	6,683,605
Bonds, notes and other obligations	847,628	501,687
Insurance contract liabilities	8,583,582
Insurance and reinsurance contract liabilities		8,210,461
Other accounts payable, provisions and other liabilities	2,484,247	1,928,716
Total liabilities	50,718,568	47,801,932
Monetary position, net	6,370,683	5,647,601
Other currencies [member]
Assets
Cash and due from banks	323,239	363,216
Financial investments	45,543	62,127
Loans, net	7,923
Other accounts receivable and other assets, net	22	22
Total assets	376,727	425,365
Liabilities
Deposits and obligations	514,530	490,009
Other accounts payable, provisions and other liabilities	14,067	43
Total liabilities	528,597	490,052
Monetary position, net	126,448	61,101
Forward contract [member] | US Dollar [member]
Liabilities
Monetary position, net	(1,842,468)	(631,449)
Forward contract [member] | Soles [member]
Liabilities
Monetary position, net	1,564,150	505,661
Forward contract [member] | Other currencies [member]
Liabilities
Monetary position, net	278,318	125,788
Currency swap contract [member] | US Dollar [member]
Liabilities
Monetary position, net	1,849,472	951,864
Currency swap contract [member] | Soles [member]
Liabilities
Monetary position, net	(1,849,472)	(951,864)
Cross currency swaps position, net [member] | US Dollar [member]
Liabilities
Monetary position, net	2,071,400	2,430,155
Cross currency swaps position, net [member] | Soles [member]
Liabilities
Monetary position, net	(2,071,400)	(2,430,155)
Options position, net [member] | US Dollar [member]
Liabilities
Monetary position, net	(61)	(51)
Options position, net [member] | Soles [member]
Liabilities
Monetary position, net	S/ 61	S/ 51